Note 6 - Accrued Liabilities	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Accrued Liabilities [Text Block]
6.     Accrued Liabilities

Accrued liabilities consist of the following (in thousands):

	June 30, 2016	December 31, 2015

Deferred payroll and related expenses	$325	$169
Product and process development expenses	231	259
Professional services	42	75
Clinical trial related expense	42	—
Other	3	2
Total accrued liabilities	$643	$505